Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of Inventories and Movement in provision

	As of
In thousands of EUR	December 31, 2019	December 31, 2018
Merchandise available for sale	11,176	10,593
Less: Provision for slow moving and obsolete inventories	(1,180)	(1,162)
Total Inventories	9,996	9,431

In thousands of EUR
Balance as of January 1, 2018	1,435
Additions	945
Reversal	(657)
Use of provision	(576)
Effect of translation	15
Balance as of December 31, 2018	1,162
Additions	886
Reversal	(611)
Use of provision	(317)
Effect of translation	60
Balance as of December 31, 2019	1,180